Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings
Short-Term Debt	($ in millions)
At December 31:	2018	2017
Commercial paper	$2,995	$1,496
Short-term loans	161	276
Long-term debt — current maturities	7,051	5,214

Total	$10,207	$6,987

Long-Term Debt

($ in millions)

At December 31:	Maturities	2018	2017
U.S. dollar debt (weighted-average interest rate at December 31, 2018):*
3.5%	2018	$—	$4,640
3.0%	2019	5,465	5,540
2.6%	2020	4,344	3,416
2.8%	2021	5,529	4,129
2.4%	2022	3,536	3,481
3.2%	2023	2,428	1,547
3.6%	2024	2,037	2,000
7.0%	2025	600	600
3.5%	2026	1,350	1,350
4.7%	2027	969	969
6.5%	2028	313	313
3.7%	2030	32	—
5.9%	2032	600	600
8.0%	2038	83	83
5.6%	2039	745	745
4.0%	2042	1,107	1,107
7.0%	2045	27	27
4.7%	2046	650	650
7.1%	2096	316	316

		$30,131	$31,515
Other currencies (weighted-average interest rate at December 31, 2018, in parentheses):*
Euros (1.5%)	2019–2029	10,011	10,502
Pound sterling (2.7%)	2020–2022	1,338	1,420
Japanese yen (0.3%)	2022–2026	1,325	1,291
Other (5.6%)	2019–2022	391	717
		43,196	45,445
Less: net unamortized discount		802	826
Less: net unamortized debt issuance costs		76	93
Add: fair value adjustment**		337	526
		42,656	45,052
Less: current maturities		7,051	5,214

Total		$35,605	$39,837

*Includes notes, debentures, bank loans, secured borrowings and capital lease obligations.

** The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Statement of Financial Position as an amount equal to the sum of the debt’s carrying value and a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

There are no debt securities issued and outstanding by IBM International Group Capital LLC, which is an indirect, 100 percent owned finance subsidiary of International Business Machines Corporation, the parent. Any debt securities issued by IBM International Group Capital LLC, would be fully and unconditionally guaranteed by the parent.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

($ in millions)

	2018		2017
		Weighted-average		Weighted-average
For the year ended December 31:	Amount	Interest Rate	Amount	Interest Rate
Fixed-rate debt	$28,770	2.7%	$29,007	2.7%
Floating-rate debt*	13,886	3.0%	16,044	2.1%

Total	$42,656		$45,052

*Includes $7,563 million in 2018 and $9,138 million in 2017 of notional interest rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt. See note D, “Financial Instruments,” on pages 95 to 102.

Pre-swap annual contractual obligations of long-term debt outstanding	($ in millions)
Total
2019	$7,050
2020	7,273
2021	6,647
2022	4,338
2023	3,403
2024 and beyond	14,485

Total	$43,196

Interest on Debt

($ in millions)

For the year ended December 31:	2018	2017	2016
Cost of financing	$757	$658	$576
Interest expense	723	615	630
Interest capitalized	3	5	2

Total interest paid and accrued	$1,482	$1,278	$1,208